Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade and Other Receivables

	2019 $m	2018 Restated $m
Current

Trade receivables	514	474

Other receivables	37	27

Prepayments	114	108

R eceivables from associates	1	1

	666	610

Summary of Ageing of Trade and Other Receivables
Expected credit losses
The ageing of trade and other receivables, excluding prepayments, at the end of the reporting period is:

	2019			2018
	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m
Not past due	400	(3)	397	356	(1)	355

Past due 1 to 30 days	74	(3)	71	71	(1)	70

Past due 31 to 90 days	56	(5)	51	52	(2)	50

Past due more than 90 days	40	(7)	33	34	(7)	27
	570	(18)	552	513	(11)	502

Summary of movement in allowance for expected lifetime credit losses of trade and other receivables
The movement in the allowance for expected lifetime credit losses of trade and other receivables during the year is as follows:

	2019 $m	2018 $m	2017 $m
At 1 January	(11)	(77)	(69)

Adjustment arising on adoption of IFRS 9 a	—	67	—

Provided	(20)	(28)	(15)

Amounts written back	—	—	2

Amounts written off	14	26	6

Exchange adjustments	(1)	1	(1)

At 31 December	(18)	(11)	(77)

a	IFRS 9 was applied from 1 January 2018. Under the transition method chosen, comparative information was not restated.

Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region
The maximum exposure to credit risk for trade and other receivables, excluding prepayments, at the end of the reporting period by geographic region is as follows:

	2019 $m	2018 $m
Americas	359	325

EMEAA	141	125

Greater China	52	52

	552	502